PROVISION FOR EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2021
PROVISION FOR EMPLOYEE BENEFITS
Summary of short term provision for employee benefits

	2021	2020

Provision for personnel bonus (*)	53,029	13,464
Provision for unused vacation	17,700	9,344

	70,729	22,808
(*)	Personnel bonus provision related to direct employee costs amounting to TRY13,753 thousand is capitalized as part of the website development costs as of 31 December 2021 (Note 10).

Summary of movements in provisions for personnel bonus and unused vacation

		Current	Paid
	1 January	year	during	31 December
	2021	charge	the year	2021

Personnel bonus	13,464	53,029	(13,464)	53,029
Unused vacation	9,344	10,862	(2,506)	17,700

	22,808	63,891	(15,970)	70,729

		Current	Paid
	1 January	year	during	31 December
	2020	charge	the year	2020

Personnel bonus	10,433	13,464	(10,433)	13,464
Unused vacation	5,278	4,857	(791)	9,344

	15,711	18,321	(11,224)	22,808

Summary of long term provision for employee benefits

	2021	2020

Provision for post-employment benefits	5,297	3,299

	5,297	3,299

Summary of actuarial assumptions used in the calculation of the total liability

	2021	2020

Discount rate (%)	3.93	3.89
Probability of retirement (%)	77.21	81.62
NOTE 13 - PROVISION FOR EMPLOYEE BENEFITS (Continued)
Summary of movements in provision for the post-employment benefit

	2021	2020

At 1 January	3,299	1,970
Charge for the year	1,306	571
Interest cost	407	232
Actuarial losses	3,290	1,984
Payments during the year	(3,005)	(1,458)

At 31 December	5,297	3,299

Schedule of restricted stock unit activity

NOTE 13 - PROVISION FOR EMPLOYEE BENEFITS (Continued)

The following table summarizes the Group’s granted share units:

		Weighted average
	Number of units	grant date fair value

Outstanding as of 31 December 2020	—	—
Units granted	2,741,112	114.66
Units vested	(743,681)	114.66
Units forfeited (not yet vested) (*)	(317,310)	114.66
Outstanding as of 31 December 2021	1,680,121	114.66

(*)	Forfeited but not yet vested units consist of granted units on 25 March 2021 and forfeited before vesting period.

Scheduled vesting of outstanding restricted stock units

2022	1,009,525
2023	460,676
2024	197,934
2025	11,986

Total	1,680,121